Retirement Benefit Schemes - Summary of Weighted Average Life Expectancy Used to Determine Benefit Obligations (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
United States
Disclosure Of Life Expectancy [Line Items]
Member age 65 (current life expectancy), Male	22 years 1 month 6 days	22 years 1 month 6 days
Member age 65 (current life expectancy), Female	23 years 7 months 6 days	23 years 7 months 6 days
Member age 45 (life expectancy at age 65), Male	22 years 2 months 12 days	22 years 2 months 12 days
Member age 45 (life expectancy at age 65), Female	24 years 1 month 6 days	24 years 1 month 6 days
United Kingdom
Disclosure Of Life Expectancy [Line Items]
Member age 65 (current life expectancy), Male	22 years 7 months 6 days	22 years 10 months 24 days
Member age 65 (current life expectancy), Female	24 years 1 month 6 days	24 years 2 months 12 days
Member age 45 (life expectancy at age 65), Male	24 years 1 month 6 days	24 years 6 months
Member age 45 (life expectancy at age 65), Female	26 years 1 month 6 days	26 years
Germany
Disclosure Of Life Expectancy [Line Items]
Member age 65 (current life expectancy), Male	20 years 7 months 6 days	20 years 7 months 6 days
Member age 65 (current life expectancy), Female	24 years	24 years
Member age 45 (life expectancy at age 65), Male	23 years	23 years 4 months 24 days
Member age 45 (life expectancy at age 65), Female	26 years 9 months 18 days	26 years 3 months 18 days
Canada
Disclosure Of Life Expectancy [Line Items]
Member age 65 (current life expectancy), Male	22 years 1 month 6 days	22 years
Member age 65 (current life expectancy), Female	24 years 4 months 24 days	24 years 4 months 24 days
Member age 45 (life expectancy at age 65), Male	23 years 1 month 6 days	23 years
Member age 45 (life expectancy at age 65), Female	25 years 4 months 24 days	25 years 3 months 18 days
Netherlands
Disclosure Of Life Expectancy [Line Items]
Member age 65 (current life expectancy), Male	21 years	21 years
Member age 65 (current life expectancy), Female	24 years 4 months 24 days	24 years 4 months 24 days
Member age 45 (life expectancy at age 65), Male	23 years 2 months 12 days	23 years 2 months 12 days
Member age 45 (life expectancy at age 65), Female	26 years 3 months 18 days	26 years 3 months 18 days
Switzerland
Disclosure Of Life Expectancy [Line Items]
Member age 65 (current life expectancy), Male	22 years	22 years
Member age 65 (current life expectancy), Female	23 years 9 months 18 days	23 years 8 months 12 days
Member age 45 (life expectancy at age 65), Male	24 years	23 years 10 months 24 days
Member age 45 (life expectancy at age 65), Female	25 years 8 months 12 days	25 years 7 months 6 days